Changes in Equity and Earnings per Share - Summary of Changes in Issued Capital and Treasury Shares (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of classes of share capital [line items]
At the end of the previous year	2,019,000,000
Changes during the period	0
At the end of the current year	2,019,000,000
At the end of the previous year	$ 1,736
Changes during the period	0
At the end of the current year	1,736
Changes during the period	$ (792)	$ 82
Ordinary shares [member]
Disclosure of classes of share capital [line items]
At the end of the current year	1,797,000,000
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares	222,044,195
At the end of the previous year	354,000,000
Changes during the period	118,000,000
At the end of the current year	473,000,000
Result on the use of treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year	$ (5,036)
Changes during the period	(100)
At the end of the current year	(5,136)
Treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year	(3,465)
Changes during the period	(692)	$ 312
At the end of the current year	$ (4,158)